FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
The Internal Revenue Service has determined and informed the Company by a letter dated September 15, 2017, that the Plan is designed in accordance with applicable sections of the Internal Revenue Code. The Plan has been amended since receiving the determination letter. The Plan Administrator believes that the Plan is currently designed and being operated in compliance with the applicable requirements of the Internal Revenue Code, therefore, no provision for income tax has been included in the Plan’s financial statements.
The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by the IRS; however, to the Plan administrator's knowledge, there are currently no audits in progress for any tax periods.